PROSPECTUS SUPPLEMENT

Security Life of Denver Insurance Company
and its
Security Life Separate Account L1
Security Life Separate Account S-L1
Security Life Separate Account S-A1

Supplement dated October 6, 2004, to your current Variable Annuity/Variable Life Insurance Prospectus

This supplement updates certain information contained in your current variable annuity/variable life insurance prospectus. Please read it carefully and keep it with your product prospectus for future reference.

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Certain information about the INVESCO Variable Investment Funds is amended as follows. Not all of these funds may be available to you through your variable annuity contract/variable life insurance policy. Please refer to your product prospectus for the list of funds available to you.

INVESCO VIF - Core Equity Fund:

Effective October 15, 2004, the INVESCO VIF - Core Equity Fund will be renamed AIM V.I. Core Stock Fund. All references to INVESCO VIF - Core Equity Fund are to be replaced with AIM V.I. Core Stock Fund.

INVESCO VIF - Health Sciences Fund:

On October 1, 2004, A I M Advisors, Inc. assumed direct management responsibility of the INVESCO VIF - Health Sciences Fund and effective October 15, 2004, the INVESCO VIF - Health Sciences Fund will be renamed AIM V.I. Health Sciences Fund. All references to INVESCO VIF - Health Sciences Fund are to be replaced with AIM V.I. Health Sciences Fund and the reference in Appendix B to INVESCO Institutional (N.A.), Inc. as the fund's sub-adviser is hereby deleted.

INVESCO VIF - Small Company Growth Fund:

On October 1, 2004, A I M Advisors, Inc. assumed direct management responsibility of the INVESCO VIF - Small Company Growth Fund and effective October 15, 2004, the INVESCO VIF - Small Company Growth Fund will be renamed AIM V.I. Small Company Growth Fund. All references to INVESCO VIF - Small Company Growth Fund are to be replaced with AIM V.I. Small Company Growth Fund and the reference in Appendix B to INVESCO Institutional (N.A.), Inc. as the fund's sub-adviser is hereby deleted.

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INVESCO VIF - Total Return Fund:

Effective October 15, 2004, the INVESCO VIF - Total Return Fund will be renamed AIM V.I. Total Return Fund. All references to INVESCO VIF - Total Return Fund are to be replaced with AIM V.I. Total Return Fund.

INVESCO VIF - Utilities Fund:

On October 1, 2004, A I M Advisors, Inc. assumed direct management responsibility of the INVESCO VIF - Utilities Fund and effective October 15, 2004, the INVESCO VIF - Utilities Fund will be renamed AIM V.I. Utilities Fund. All references to INVESCO VIF - Utilities Fund are to be replaced with AIM V.I. Utilities Fund and the reference in Appendix B to INVESCO Institutional (N.A.), Inc. as the fund's sub-adviser is hereby deleted.

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